Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2019	$113,428	$-	$54,542	$-	$95	$168,065
Acquisition of Pershing Gold	-	34,335	14,927	-	10	49,272
Asset additions	7,600	11,236	19,936	7,358	17	46,147
Change in decommissioning provision	93	2,510	-	-	-	2,603
Reclassification	-	9,263	(343)	343	-	9,263
Balance at December 31, 2019	121,121	57,344	89,062	7,701	122	275,350
Asset additions	7,238	51,007	15,969	2,211	118	76,543
Change in decommissioning provision	370	(10)	-	-	-	360
Balance at December 31, 2020	$128,729	$108,341	$105,031	$9,912	$240	$352,253

Accumulated depreciation
and depletion
Balance at January 1, 2019	$41,610	$-	$29,964	$-	$49	$71,623
Depreciation/depletion for the year	8,605	-	4,415	305	13	13,338
Balance at December 31, 2019	50,215	-	34,379	305	62	84,961
Depreciation/depletion for the year	4,145	-	3,510	291	27	7,973
Balance at December 31, 2020	$54,360	$-	$37,889	$596	$89	$92,934

Carrying value
at December 31, 2019	$70,906	$57,344	$54,683	$7,396	$60	$190,389
at December 31, 2020	$74,369	$108,341	$67,142	$9,316	$151	$259,319